Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 11,771	$ 3,758
Accrued salaries and benefits	7,057	5,521
Accrued selling and marketing expenses	4,340	4,430
Accrued general administration and other expenses	4,078	7,253
Payments in advance from customers	899	641
Deferred government incentives	1,755	1,256
Current tax liabilities	274	442
Others	1,816	2,876
Other payables, accruals and advance receipts	$ 31,990	$ 26,177